Exhibit 99.3 Schedule 6

QM ATR Data
Run Date - 11/21/2024 10:03:46 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1627588	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		08/15/2024	0.00%	Self-Employed		US Citizen				No
1627090	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes		09/05/2024	0.00%	Self-Employed		US Citizen				No
1627713	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Not Required		Foreign National				No
1627695	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Self-Employed		US Citizen				Yes	$25,567.65
1627729	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Self-Employed		US Citizen				No